Cover	Jul. 31, 2025
Cover [Abstract]
Entity Registrant Name	Winvest Group Ltd.
Entity Central Index Key	0001558740
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 31, 2025
Entity Ex Transition Period	false
Entity File Number	000-56204
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-2052033
Entity Address Address Line 1	50 West Liberty Street
Entity Address Address Line 2	Suite 880
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89501
City Area Code	775
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	996-0288